Related Parties (Tables)	12 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony
The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non- executive directors

2020

Salaries	19	—
Retirement contributions	3	—
Bonuses	5	—
Exercise/settlement of share options	9	—
Directors' fees	—	13

	36	13

2019

Salaries	18	—
Retirement contributions	3	—
Bonuses	14	—
Exercise/settlement of share options	30	—
Directors' fees	—	12

	65	12

In January 2020, Harmony announced the appointment of Ms Boipelo Lekubo as financial director of the company, effective 3 March 2020. Mr Frank Abbott, Harmony’s long-serving financial director, remained on the board as an executive director and assumed responsibility for business development, effective from 3 March 2020.

35	RELATED PARTIES continued

DIRECTORS AND OTHER KEY MANAGEMENT continued

The following directors and prescribed officers owned shares in Harmony at year-end:

Number of shares
Name of director/prescribed officer	2020	2019

Directors

Peter Steenkamp	512 000	512 000
Andre Wilkens	101 301	101 301
Frank Abbott[1]	1 142 010	1 142 010
Harry 'Mashego' Mashego[2]	—	593
Ken Dicks[3]	35 000	35 000

Prescribed officers

Beyers Nel	42 486	42 486
Johannes van Heerden	160 000	160 000
Philip Tobias	169 294	169 294

[1] Frank Abbott retired as an executive director effective 30 September 2020.
[2] The movement in shares for the 2020 financial year includes the sale of ordinary shares.
[3] Ken Dicks resigned as a non-executive director effective 30 September 2020.

Disclosure of Transactions with Related Parties

	SA Rand
Figures in million	2020	2019

Sales and services rendered to related parties

Joint operations	3	3

Total	3	3

	SA Rand
Figures in million	2020	2019

Purchases and services acquired from related parties

Directors	5	4
Associates	39	40

Total	44	44